August 28, 2009

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

RE:	Old Mutual Funds II
1933 Act File No. 333-160932
CIK No. 0000775180
Pre-Effective Amendment No. 1 to N-14 filed July 31, 2009

Dear Ms. DiAngelo and Mr. Grzeskiewicz:

Filed herewith is Pre-Effective Amendment No. 1 (the “Amendment”) under the Securities Act of 1933, as amended (the “1933 Act”), to the registration statement on Form N-14 of Old Mutual Funds II (the “Registrant”) filed on July 31, 2009 pursuant to Rule 488 under the 1933 Act (the “Registration Statement”).

For the reasons set forth below, the Registrant is requesting selective review of the Amendment as well as acceleration of the effective date of the Amendment to August 31, 2009, pursuant to Rule 461 under the 1933 Act.

The Registrant is requesting selective review because the disclosure filed herewith is not materially different from the disclosure previously reviewed by the Securities and Exchange Commission (the “Staff”) in the Registration Statement, other than those items identified below.  Specifically, the Registrant is requesting selective review of those items in the Amendment that were identified by the Staff as not being materially complete in the Registration Statement as follows:

•	The consent of the Registrant’s Registered Independent Public Accounting Firm.

Other comments received from Ms. DiAngelo during a telephone conference on August 18, 2009, pursuant to a telephone message on August 19, 2009, and pursuant to an email dated August 26, 2009 were previously addressed in correspondence dated August 27, 2009.  No additional comments were received from Mr. Grzeskiewicz during telephone conferences on August 21, 2009 and August 27, 2009.

Based on the foregoing, the Registrant requests selective review of only the above referenced sections of the Amendment filed herewith, pursuant to Investment Company Act Release No. 13768 (Securities Act Release No. 33-6510) (Feb. 15, 1984).

In addition, pursuant to Rule 461 under the Securities Act, the Registrant and Old Mutual Investment Partners, the Registrant’s principal underwriter, hereby request that the effective date of the Amendment be accelerated to a date no later than August 31, 2009.

With respect to the foregoing, the Registrant acknowledges the following:

1. The Registrant is responsible for the adequacy and accuracy of disclosure in its filings.

2. Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings.

3. The Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws of the United States.

On behalf of the Registrant, we appreciate your assistance in connection with this review.  If you have any questions regarding our responses to your comments, please do not hesitate to contact Kate Santoro at 720-200-7727.

Sincerely,

OLD MUTUAL FUNDS II

/s/ Robert T. Kelly
Name:	Robert T. Kelly
Title:	Treasurer

OLD MUTUAL INVESTMENT PARTNERS

/s/ Mark E. Black
Name:	Mark E. Black
Title:	Chief Financial Officer

Encls.